Risk Management (Details 29) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Impact on income | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate	R$ (8)	R$ (1)
Equities	(1,351)
Impact on income | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate	(1,931)	(271)
Equities	(33,783)
Impact on income | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate	(3,482)	(476)
Equities	(67,567)
Impact on shareholders’ equity | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate	(63)	(26)
Price indexes	(10)	(8)
Equities	(17,825)	(19,481)
Impact on shareholders’ equity | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate	(14,873)	(6,205)
Price indexes	(1,269)	(1,047)
Equities	(445,615)	(487,018)
Impact on shareholders’ equity | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate	(26,345)	(11,088)
Price indexes	(2,394)	(1,953)
Equities	R$ (891,231)	R$ (974,037)